Balance Sheets		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents		$ 1,497,372	$ 625,184
Accounts receivable, net		377,589	787,480
Inventories, net		490,238	820,181
Prepaid expenses and other current assets		676,469	3,135,906
Total current assets		3,407,924	5,520,577
Non-current assets:
Property and equipment, net		106,576	197,578
Intangible assets, net		28,489	104,866
Long-term investment		460,000	460,000
Right-of-use assets		737,865	645,090
Other non-current assets		613,962
Total non-current assets		1,946,892	1,407,534
TOTAL ASSETS		5,354,816	6,928,111
Current liabilities:
Short-term borrowings		3,747,525	116,424
Accounts payable		1,004,974	1,093,465
Deferred revenue, current portion		185,469	194,668
Operating lease liabilities, current portion		268,265	555,869
Advance from an investor		3,098,635
Accrued liabilities and other current liabilities		2,638,211	1,927,414
Total current liabilities		11,277,923	4,371,376
Non-current liabilities:
Deferred revenue, non-current portion		385,336	560,796
Operating lease liabilities, non-current portion		449,908
Total non-current liabilities		24,589,053	19,961,940
TOTAL LIABILITIES		35,866,976	24,333,316
Shareholders’ equity
Class A Ordinary shares(no par value; 100,000,000 Class A Ordinary Shares authorized as of December 31, 2022 and 2023, respectively; 30,000,000 and 33,048,914 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	[1]
Additional paid-in capital	[1]	89,680,745	74,252,860
Accumulated deficit		(115,406,104)	(86,487,293)
Accumulated other comprehensive loss		(3,036,801)	(3,365,595)
MultiMetaVerse Holdings Limited shareholders’ deficit		(28,762,160)	(15,600,028)
Non-controlling interests		(1,750,000)	(1,805,177)
Total shareholders’ deficit		(30,512,160)	(17,405,205)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		5,354,816	6,928,111
Related Party
Current assets:
Amounts due from related parties		366,256	151,826
Current liabilities:
Amounts due to related parties, current portion		334,844	483,536
Non-current liabilities:
Amounts due to related parties, non-current portion		$ 23,753,809	$ 19,401,144

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.